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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 3.5%
$4,000,000		BNP Paribas, 3.060%, due 01/26/09	$4,007,654
11,000,000		UBS AG, 2.980%, due 02/23/09	11,000,000
		Total Certificates of Deposit
		(Cost $15,007,654)	15,007,654
COMMERCIAL PAPER: 47.6%
3,500,000		Barton Capital, LLC, 1.460%, due 02/09/09	3,494,313
2,700,000		Barton Capital, LLC, 1.480%, due 01/23/09	2,697,443
1,500,000	#	Barton Capital, LLC, 1.880%, due 01/20/09	1,498,433
6,250,000	#	Barton Capital, LLC, 2.300%, due 01/22/09	6,241,702
1,750,000		Cafco, LLC, 1.290%, due 03/13/09	1,745,513
8,950,000		Cafco, LLC, 2.030%, due 01/28/09	8,936,088
3,000,000	#	Cafco, LLC, 4.100%, due 01/23/09	2,992,483
7,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.240%, due 01/05/09	6,999,813
1,000,000		Ciesco, LLC, 0.200%, due 01/21/09	997,917
2,000,000		Ciesco, LLC, 1.370%, due 02/19/09	1,996,189
6,000,000	#	Ciesco, LLC, 2.060%, due 01/28/09	5,990,415
1,000,000		Ciesco, LLC, 3.110%, due 01/23/09	998,014
4,000,000	#	Ciesco, LLC, 4.100%, due 01/22/09	3,990,433
8,750,000	#	Concord Minutemen Capital Co., LLC, 2.440%, due 04/17/09	8,686,878
3,000,000		Concord Minutemen Capital Co., LLC, 2.960%, due 01/22/09	2,994,575
2,250,000	#	Concord Minutemen Capital Co., LLC, 4.700%, due 01/16/09	2,245,594
8,500,000	#	Crown Point Capital Co., 2.440%, due 04/17/09	8,438,682
2,250,000		Crown Point Capital Co., 2.960%, due 01/22/09	2,245,931
3,000,000	#	Crown Point Capital Co., 4.700%, due 01/15/09	2,994,517
5,500,000	#	Edison Asset Securities, LLC, 0.300%, due 03/23/09	5,496,288
9,000,000	#	Edison Asset Securities, LLC, 0.400%, due 04/23/09	8,988,800
5,600,000	#	Jupiter Securities Co., LLC, 1.170%, due 01/16/09	5,597,083
1,500,000		Jupiter Securities Co., LLC, 1.170%, due 02/12/09	1,497,900
2,000,000		Jupiter Securities Co., LLC, 1.300%, due 01/14/09	1,998,988
1,750,000		Jupiter Securities Co., LLC, 1.340%, due 01/23/09	1,748,503
2,000,000		Jupiter Securities Co., LLC, 1.400%, due 01/21/09	1,998,444
1,000,000		Old Line Funding, LLC, 1.230%, due 03/09/09	997,674
1,250,000	#	Old Line Funding, LLC, 1.380%, due 01/20/09	1,249,043
6,250,000	#	Old Line Funding, LLC, 1.400%, due 01/27/09	6,243,455
3,500,000		Old Line Funding, LLC, 1.880%, due 01/06/09	3,498,906
295,000		Old Line Funding, LLC, 3.200%, due 01/05/09	294,869
1,500,000	#	Old Line Funding, LLC, 4.150%, due 01/21/09	1,496,542
4,500,000		Park Avenue, 1.280%, due 01/12/09	4,498,075
3,000,000		Park Avenue, 1.500%, due 01/28/09	2,996,850
612,000	#	Park Avenue, 1.750%, due 01/05/09	611,881
2,250,000	#	Park Avenue Receivables, 1.280%, due 03/02/09	2,245,125
3,500,000	#	Park Avenue Receivables, 1.400%, due 01/13/09	3,498,367
1,000,000		Societe Generale, 0.550%, due 02/24/09	999,175
1,600,000		Thunder Bay Funding, LLC, 1.290%, due 03/20/09	1,595,493
5,500,000	#	Thunder Bay Funding, LLC, 1.430%, due 01/20/09	5,495,646
500,000		Thunder Bay Funding, LLC, 1.630%, due 03/02/09	498,625
5,000,000	#	Thunder Bay Funding, LLC, 1.670%, due 01/22/09	4,994,895
500,000		Thunder Bay Funding, LLC, 1.840%, due 01/05/09	499,872
900,000		Thunder Bay Funding, LLC, 4.150%, due 01/14/09	898,642
4,000,000		Toyota Motor Credit Corp., 0.100%, due 01/05/09	3,999,956
13,900,000	#	Tulip Funding Corp., 1.650%, due 02/05/09	13,879,510
14,000,000	#	Variable Funding Capital, 1.000%, due 01/21/09	13,992,222
1,000,000		Westpac Banking Corp., 1.500%, due 03/12/09	997,083
1,000,000	#	Windmill Funding Corp., 0.440%, due 02/10/09	999,500
4,000,000		Windmill Funding Corp., 1.510%, due 03/03/09	3,989,664
750,000	#	Windmill Funding Corp., 1.530%, due 03/02/09	748,063
2,250,000	#	Windmill Funding Corp., 1.590%, due 04/17/09	2,239,400
1,250,000	#	Windmill Funding Corp., 1.600%, due 01/29/09	1,248,396
2,250,000	#	Windmill Funding Corp., 2.300%, due 01/28/09	2,246,119
2,000,000	#	Windmill Funding Corp., 2.950%, due 01/21/09	1,996,722
9,000,000		Yorktown Capital, LLC, 0.500%, due 04/06/09	8,988,125
4,000,000	#	Yorktown Capital, LLC, 1.800%, due 01/23/09	3,996,578
		Total Commercial Paper
		(Cost $205,445,412)	205,445,412
CORPORATE BONDS/NOTES: 15.4%
1,000,000	I	American General Finance Corp., 4.340%, due 01/09/09	999,926
2,250,000	#	American Honda Finance Corp., 2.246%, due 03/09/09	2,249,622
250,000	#	American Honda Finance Corp., 4.500%, due 05/26/09	251,280

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2008 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
$6,250,000	@@, #	Australia & New Zealand Banking Group Ltd., 2.427%, due 09/02/09		$6,250,000
2,000,000		Bank of America Corp., 5.875%, due 02/15/09		2,006,075
1,500,000		Bank of America NA, 0.416%, due 06/12/09		1,498,862
3,750,000		Bank of America NA, 1.625%, due 10/03/09		3,750,000
4,000,000	@@	BNP Paribas, 2.445%, due 08/13/09		4,000,000
500,000		Citigroup Funding, Inc., 2.397%, due 03/02/09		499,776
800,000		Citigroup, Inc., 3.505%, due 01/30/09		799,671
2,500,000		Citigroup, Inc., 3.625%, due 02/09/09		2,500,224
2,250,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09		2,249,957
750,000		Credit Suisse New York, 0.481%, due 03/27/09		749,123
2,000,000	@@	Deutsche Bank AG, 1.868%, due 01/09/09		1,999,878
4,500,000		Fannie Mae, 4.625%, due 12/15/09		4,640,712
1,000,000		General Electric Capital Corp., 0.420%, due 01/27/09		999,544
1,000,000		General Electric Capital Corp., 4.625%, due 09/15/09		1,010,859
1,500,000		JPMorgan Chase & Co., 0.521%, due 06/26/09		1,498,725
1,500,000		JPMorgan Chase & Co., 3.500%, due 03/15/09		1,500,987
750,000	@@, #	Rabobank Nederland NV, 1.413%, due 04/06/09		749,907
3,000,000	@@, #	Societe Generale, 2.620%, due 09/04/09		3,000,000
3,100,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09		3,100,000
3,250,000		Toyota Motor Credit Corp., 1.489%, due 01/12/09		3,250,032
1,000,000		Toyota Motor Credit Corp., 3.774%, due 01/23/09		1,000,000
1,000,000		US Bancorp., 0.501%, due 04/28/09		999,486
6,500,000		US Bank NA, 2.253%, due 08/24/09		6,500,000
500,000		Wachovia Bank NA, 0.360%, due 02/23/09		499,531
1,600,000		Wachovia Bank NA, 5.029%, due 01/12/09		1,600,068
2,750,000		Wells Fargo & Co., 3.552%, due 05/01/09		2,750,458
3,750,000	@@, #	Westpac Banking Corp., 2.430%, due 07/03/09		3,750,000
		Total Corporate Bonds/Notes
		(Cost $66,654,703)		66,654,703
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.7%
32,800,000		Federal Home Loan Bank, 0.700%, due 12/14/09		32,578,690
8,250,000		Federal Home Loan Bank, 1.160%, due 12/07/09		8,160,630
5,000,000		Federal Home Loan Bank, 2.260%, due 04/17/09		4,966,581
1,000,000		Federal Home Loan Bank, 2.645%, due 08/07/09		1,011,825
15,000,000		Federal National Mortgage Association, 0.620%, due 12/01/09		14,914,181
3,000,000		Federal National Mortgage Association, 1.060%, due 10/28/09		2,973,750
3,250,000		Federal National Mortgage Association, 4.250%, due 05/15/09		3,269,753
		Total U.S. Government Agency Obligations
		(Cost $67,875,410)		67,875,410
U.S. TREASURY NOTES: 1.3%
5,500,000		1.000%, due 10/22/09		5,455,083
		Total U.S. Treasury Notes
		(Cost $5,455,083)		5,455,083
REPURCHASE AGREEMENT: 16.5%
71,000,000		Morgan Stanley Repurchase Agreement dated 12/31/08, 0.030%, due 01/02/09, $71,000,118 to be received upon repurchase (Collateralized by $145,010,000 Resolution Funding Corporation, Discount Note, Market Value $72,420,107, due 01/15/21-10/15/29)		71,000,000
		Total Repurchase Agreement
		(Cost $71,000,000)		71,000,000
		Total Investments in Securities
		(Cost $431,438,262)*	100.0%	$431,438,262
		Other Assets and Liabilities - Net	0.0	103,497
		Net Assets	100.0%	$431,541,759

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	431,438,262	—
Level 3- Significant Unobservable Inputs	—	—
Total	$431,438,262	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of December 31, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 2.8%
$1,000,000		BNP Paribas, 3.060%, due 01/26/09	$1,001,913
9,500,000		UBS AG, 2.980%, due 02/23/09	9,500,000
		Total Certificates of Deposit
		(Cost $10,501,913)	10,501,913
COMMERCIAL PAPER: 43.4%
5,000,000		Barton Capital, LLC, 1.460%, due 02/09/09	4,991,875
1,100,000		Barton Capital, LLC, 1.480%, due 01/23/09	1,098,958
2,000,000	#	Barton Capital, LLC, 1.880%, due 01/20/09	1,997,910
4,000,000	#	Barton Capital, LLC, 2.300%, due 01/22/09	3,994,852
1,000,000		Cafco, LLC, 1.290%, due 03/13/09	997,436
4,000,000	#	Cafco, LLC, 1.510%, due 01/21/09	3,996,489
5,600,000		Cafco, LLC, 2.030%, due 01/28/09	5,591,338
1,000,000		Cafco, LLC, 4.100%, due 01/06/09	999,431
4,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.240%, due 01/05/09	3,999,893
2,500,000		Ciesco, LLC, 1.370%, due 02/19/09	2,495,236
5,000,000	#	Ciesco, LLC, 2.060%, due 01/28/09	4,992,013
1,000,000		Ciesco, LLC, 3.110%, due 01/23/09	998,014
3,000,000	#	Ciesco, LLC, 4.100%, due 01/22/09	2,992,825
6,000,000	#	Concord Minutemen Capital Co., LLC, 2.440%, due 04/17/09	5,956,717
3,000,000		Concord Minutemen Capital Co., LLC, 2.960%, due 01/22/09	2,994,575
2,250,000	#	Concord Minutemen Capital Co., LLC, 4.700%, due 01/16/09	2,245,594
6,500,000	#	Crown Point Capital Co., 2.440%, due 04/17/09	6,453,110
2,000,000		Crown Point Capital Co., 2.960%, due 01/22/09	1,996,383
3,000,000	#	Crown Point Capital Co., 4.700%, due 01/15/09	2,994,517
2,750,000	#	Edison Asset Securities, LLC, 0.300%, due 03/23/09	2,748,144
7,500,000	#	Edison Asset Securities, LLC, 0.400%, due 04/23/09	7,490,667
4,600,000	#	Jupiter Securities Co., LLC, 1.170%, due 01/16/09	4,597,604
1,000,000		Jupiter Securities Co., LLC, 1.170%, due 02/12/09	998,600
1,500,000		Jupiter Securities Co., LLC, 1.300%, due 01/14/09	1,499,242
2,750,000		Jupiter Securities Co., LLC, 1.340%, due 01/23/09	2,747,647
1,000,000		Jupiter Securities Co., LLC, 1.400%, due 01/21/09	999,222
2,000,000	I, +, (2)	Lehman Brothers Holdings, Inc., 2.520%, due 11/24/08	190,000
750,000	#	Old Line Funding, LLC, 1.380%, due 01/20/09	749,426
6,250,000	#	Old Line Funding, LLC, 1.400%, due 01/27/09	6,243,454
2,500,000		Old Line Funding, LLC, 1.880%, due 01/06/09	2,499,219
2,000,000	#	Old Line Funding, LLC, 4.150%, due 01/21/09	1,996,028
5,000,000		Park Avenue, 1.280%, due 01/12/09	4,997,861
750,000		Park Avenue, 1.500%, due 01/28/09	749,213
500,000	#	Park Avenue, 1.750%, due 01/05/09	499,903
2,750,000	#	Park Avenue Receivables, 1.280%, due 03/02/09	2,744,042
2,500,000	#	Park Avenue Receivables, 1.400%, due 01/13/09	2,498,833
500,000		Societe Generale, 0.550%, due 02/24/09	499,587
750,000		Thunder Bay Funding, LLC, 1.290%, due 03/20/09	747,888
1,903,000	#	Thunder Bay Funding, LLC, 1.430%, due 01/20/09	1,901,493
500,000		Thunder Bay Funding, LLC, 1.630%, due 03/02/09	498,625
6,000,000	#	Thunder Bay Funding, LLC, 1.670%, due 01/22/09	5,993,875
2,000,000		Thunder Bay Funding, LLC, 1.840%, due 01/05/09	1,999,489
250,000		Thunder Bay Funding, LLC, 4.150%, due 01/14/09	249,625
1,500,000		Toyota Motor Credit Corp., 0.100%, due 01/05/09	1,499,983
8,000,000	#	Tulip Funding Corp., 1.650%, due 02/05/09	7,987,896
3,223,000	#	Tulip Funding Corp., 3.500%, due 01/23/09	3,216,106
11,000,000	#	Variable Funding Capital, 1.000%, due 01/21/09	10,993,889
2,000,000	#	Windmill Funding Corp., 0.440%, due 02/10/09	1,999,000
1,700,000		Windmill Funding Corp., 1.510%, due 03/03/09	1,695,654
250,000	#	Windmill Funding Corp., 1.530%, due 03/02/09	249,354
2,750,000	#	Windmill Funding Corp., 1.590%, due 04/17/09	2,737,044
1,750,000	#	Windmill Funding Corp., 1.600%, due 01/29/09	1,747,754
2,750,000	#	Windmill Funding Corp., 2.300%, due 01/28/09	2,745,256
4,000,000		Yorktown Capital, LLC, 0.500%, due 04/06/09	3,994,722
3,500,000	#	Yorktown Capital, LLC, 1.800%, due 01/23/09	3,497,006
1,184,000		Yorktown Capital, LLC, 2.050%, due 01/05/09	1,183,730
		Total Commercial Paper
		(Cost $163,281,871)	161,474,247
CORPORATE BONDS/NOTES: 15.0%
2,000,000	#	American Honda Finance Corp., 2.246%, due 03/09/09	1,999,664
750,000	#	American Honda Finance Corp., 4.500%, due 05/26/09	753,840
5,250,000	@@, #	Australia & New Zealand Banking Group Ltd., 2.427%, due 09/02/09	5,250,000
2,000,000		Bank of America Corp., 5.875%, due 02/15/09	2,006,074

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of December 31, 2008 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
$1,500,000		Bank of America NA, 0.416%, due 06/12/09		$1,498,862
3,250,000		Bank of America NA, 1.625%, due 10/03/09		3,250,000
3,500,000	@@	BNP Paribas, 2.445%, due 08/13/09		3,500,000
500,000		Citigroup Funding, Inc., 2.397%, due 03/02/09		499,776
600,000		Citigroup, Inc., 3.505%, due 01/30/09		599,753
2,000,000		Citigroup, Inc., 3.625%, due 02/09/09		2,000,179
1,000,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09		1,000,216
1,250,000		Credit Suisse New York, 0.481%, due 03/27/09		1,248,539
3,500,000		Fannie Mae, 4.625%, due 12/15/09		3,609,443
1,500,000		General Electric Capital Corp., 4.625%, due 09/15/09		1,516,288
1,500,000		JPMorgan Chase & Co., 0.521%, due 06/26/09		1,498,725
1,250,000		JPMorgan Chase & Co., 3.500%, due 03/15/09		1,250,823
500,000	@@, #	Rabobank Nederland NV, 1.413%, due 04/06/09		499,938
1,500,000	@@, #	Societe Generale, 2.620%, due 09/04/09		1,500,000
3,000,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09		3,000,000
3,250,000		Toyota Motor Credit Corp., 1.489%, due 01/12/09		3,250,031
1,000,000		Toyota Motor Credit Corp., 3.774%, due 01/23/09		1,000,000
1,000,000		US Bancorp., 5.300%, due 04/28/09		1,006,671
5,000,000		US Bank NA, 2.253%, due 08/24/09		5,000,000
500,000		Wachovia Bank NA, 0.360%, due 02/23/09		499,531
1,500,000		Wachovia Bank NA, 5.029%, due 01/12/09		1,500,063
1,000,000		Wells Fargo & Co., 3.125%, due 04/01/09		1,000,020
3,000,000		Wells Fargo & Co., 3.552%, due 05/01/09		3,000,500
3,250,000	@@, #	Westpac Banking Corp., 2.430%, due 07/03/09		3,250,000
		Total Corporate Bonds/Notes
		(Cost $55,988,936)		55,988,936
U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.1%
26,000,000		Federal Home Loan Bank, 0.700%, due 12/14/09		25,824,572
7,000,000		Federal Home Loan Bank, 1.160%, due 12/07/09		6,924,171
3,000,000		Federal Home Loan Bank, 2.260%, due 04/17/09		2,979,948
11,500,000		Federal National Mortgage Association, 0.620%, due 12/01/09		11,433,896
2,500,000		Federal National Mortgage Association, 1.060%, due 10/28/09		2,478,125
2,750,000		Federal National Mortgage Association, 4.250%, due 05/15/09		2,766,714
		Total U.S. Government Agency Obligations
		(Cost $52,407,426)		52,407,426
U.S. TREASURY NOTES: 1.2%
4,500,000		1.000%, due 10/22/09		4,463,250
		Total U.S. Treasury Notes
		(Cost $4,463,250)		4,463,250
REPURCHASE AGREEMENT: 12.1%
45,200,000		Deutsche Bank Repurchase Agreement dated 12/31/08, 0.050%, due 01/02/09, $45,200,126 to be received upon repurchase (Collateralized by $43,438,000 various U.S. Government Agency Obligations, 4.750%-6.000%, Market Value plus accrued interest $46,104,366, due 03/12/10-04/22/22)		45,200,000
		Total Repurchase Agreement
		(Cost $45,200,000)		45,200,000
		Total Investments in Securities
		(Cost $331,843,396)*	88.7%	$330,035,772
		Other Assets and Liabilities - Net	11.3	42,235,900
		Net Assets	100.0%	$372,271,672

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	(2)

ING America Insurance Holdings, Inc. (“AIH”) has entered into a Capital Support Agreement (“CSA”) with the Fund which provides that AIH will contribute capital to the Fund, up to a specified maximum amount, to maintain a net asset value per share of not less than $0.9950, subject to certain conditions and restrictions. As of December 31, 2008, the Fund held corporate debt in Lehman Brothers Holdings, Inc. which is covered by the terms of the CSA.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	+	Default security
	*	Cost for federal income tax purposes is $331,843,396.
		Net Unrealized depreciation consist of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(1,807,624)
		Net Unrealized Depreciation		$(1,807,624)

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of December 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of December 31, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	330,035,772	—
Level 3- Significant Unobservable Inputs	—	—
Total	$330,035,772	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 2, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 2, 2009